Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Cash paid during the year for:
Interest	$ 15,924	$ 9,450	$ 5,155
Income taxes	167,702	167,624	105,433
Supplemental disclosures of non-cash investing and financing activities:
Additions to property, plant and equipment included in accounts payable	5,030	8,317	11,713
Additions to property, plant and equipment acquired under capital leases	1,180	1,068	4,884
Issuance of common stock for acquisition	$ 0	$ 0	$ 19,899